Note 5. Property and Equipment: Schedule of Property, Plant and Equipment (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ (1,008,712)	$ (307,367)
Property and Equipment, net	5,577,680	4,243,739
Structures and displays
Property, Plant and Equipment, Gross	6,261,516	4,548,473
Vehicles, Tools and Equipment
Property, Plant and Equipment, Gross	149,803	0
Office Furniture and Equipment
Property, Plant and Equipment, Gross	$ 175,073	$ 2,633